Retirement Plans (Details 7) (USD $) In Millions, unless otherwise specified	May 31, 2014	May 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	$ 21,444	$ 19,047
Qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation ("PBO")	23,439	21,532
Fair Value of Plan Assets	21,444	19,047
Funded Status of the Plans	(1,995)	(2,485)
Nonqualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation ("PBO")	280	322
Funded Status of the Plans	(280)	(322)
International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation ("PBO")	859	746
Fair Value of Plan Assets	463	386
Funded Status of the Plans	(396)	(360)
Components Total [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation ("PBO")	24,578	22,600
Fair Value of Plan Assets	21,907	19,433
Funded Status of the Plans	$ (2,671)	$ (3,167)